Supplemental Information on Oil & Natural Gas Exploration and Production Activities (unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 $ / Bbls $ / Mcf	Dec. 31, 2014 $ / Bbls $ / Mcf
Oil
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Average prices used in calculations | $ / Bbls	50.28	94.99
Natural Gas
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Average prices used in calculations | $ / Mcf	2.59	4.35